Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivable and unbilled revenue were as follows for the periods ended:

	March 31, 2025 (As Restated)	June 30, 2025 (As Restated)	September 30, 2025 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,426,035	$1,411,329	$1,427,376
Allowance for credit losses	(38,573)	(44,074)	(39,686)
Accounts receivable (net)	1,387,462	1,367,255	1,387,690
Unbilled revenue (Unbilled services)	1,101,511	1,173,021	1,195,747
Accounts receivable and unbilled revenue, net	$2,488,973	$2,540,276	$2,583,437

	March 31, 2024 (As Restated)	June 30, 2024 (As Restated)	September 30, 2024 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,737,822	$1,608,774	$1,431,581
Allowance for credit losses	(35,303)	(40,122)	(35,501)
Accounts receivable (net)	1,702,519	1,568,652	1,396,080
Unbilled revenue (Unbilled services)	949,567	1,021,519	1,118,860
Accounts receivable and unbilled revenue, net	$2,652,086	$2,590,171	$2,514,940

	March 31, 2023 (As Restated)	June 30, 2023 (As Restated)	September 30, 2023 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,838,875	$1,788,140	$1,883,296
Allowance for credit losses	(36,149)	(29,029)	(32,934)
Accounts receivable (net)	1,802,726	1,759,111	1,850,362
Unbilled revenue (Unbilled services)	880,412	902,321	828,453
Accounts receivable and unbilled revenue, net	$2,683,138	$2,661,432	$2,678,815
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows for the periods ended:

	March 31, 2025 (As Restated)	June 30, 2025 (As Restated)	September 30, 2025 (As Restated)
	(in thousands)
Unbilled revenue (Unbilled services)	$1,101,511	$1,173,021	$1,195,747
Unearned revenue (Payments on account )	(1,495,847)	(1,515,422)	(1,546,887)

	March 31, 2024 (As Restated)	June 30, 2024 (As Restated)	September 30, 2024 (As Restated)
	(in thousands)
Unbilled revenue (Unbilled services)	$949,567	$1,021,519	$1,118,860
Unearned revenue (Payments on account )	(1,585,694)	(1,544,275)	(1,477,952)

	March 31, 2023 (As Restated)	June 30, 2023 (As Restated)	September 30, 2023 (As Restated)
	(in thousands)
Unbilled revenue (Unbilled services)	$880,412	$902,321	$828,453
Unearned revenue (Payments on account )	(1,480,275)	(1,493,403)	(1,563,948)